COST OF SALES - Components (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
COST OF SALES
Production costs		$ 225,489	$ 210,625
Depreciation and depletion		81,561	67,134
Royalties and selling costs		19,085	19,739
Site share-based compensation		3,072	2,160
Write-down of inventories		2,475
Change in inventories		1,520	4,269
Gain on disposal of plant and equipment		45
Total		$ 333,157	$ 303,927
Settlement received	$ 2,475